Share-based Payments - Summary of Details of Share-based Payments (Detail)	12 Months Ended
Dec. 31, 2020 KRW (₩)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	14th grant June 16, 2020
Vesting conditions	Service condition: 1 year Non-market performance condition: achievement of performance
Fair value per option	₩ 22,700
Total compensation costs	₩ 5,187,000,000
Employee wage negotiation [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Employee wage negotiation September 21, 2020
Vesting conditions	All employees Current employees as of September 21, 2020
Fair value per option	₩ 22,950
Total compensation costs	₩ 23,317,000,000